Annual Total Returns- Invesco Premier Portfolio (Private Investment) [BarChart] - Private Investment - Invesco Premier Portfolio - Private Investment Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total								0.76%	1.66%	1.97%